Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000251008 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251008 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000024655 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024655 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000024656 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024656 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000024660 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024660 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024660 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024660 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024660 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024660 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024660 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024660 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024660 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000024660 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000024661 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024661 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024661 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024661 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024661 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024661 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024661 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024661 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024661 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000024661 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000176845 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176845 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176845 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176845 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176845 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176845 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176845 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176845 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176845 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000176845 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000024663 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024663 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024663 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024663 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024663 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024663 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024663 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024663 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024663 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000024663 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.50%